Accrued Expenses - Summary of Accrued expenses (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Employee compensation	$ 643	$ 230
Research and development	462	755
Professional and outside services	1,069	44
Interest	128	598
Income taxes payable	351	351
Other	4	6
Total	$ 2,657	$ 1,984